Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 02, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation — The consolidated financial statements include our accounts and entities in which we maintain a controlling financial interest. Intercompany transactions are eliminated in consolidation. Certain amounts in prior-year financial statements were reclassified to conform to the current-year presentation. Our fiscal year ends on the Sunday nearest July 31. There were 52 weeks in 2015 and 2013, and 53 weeks in 2014.

Use of Estimates
Use of Estimates — Generally accepted accounting principles require management to make estimates and assumptions that affect assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition — Revenues are recognized when the earnings process is complete. This occurs when products are shipped in accordance with terms of agreements, title and risk of loss transfer to customers, collection is probable and pricing is fixed or determinable. Revenues are recognized net of provisions for returns, discounts and allowances. Certain sales promotion expenses, such as feature price discounts, in-store display incentives, cooperative advertising programs, new product introduction fees and coupon redemption costs, are classified as a reduction of sales. The recognition of costs for promotion programs involves the use of judgment related to performance and redemption estimates. Estimates are made based on historical experience and other factors. Costs are recognized either upon sale or when the incentive is offered, based on the program. Revenues are presented on a net basis for arrangements under which suppliers perform certain additional services.

Cash and Cash Equivalents	Cash and Cash Equivalents — All highly liquid debt instruments purchased with a maturity of three months or less are classified as cash equivalents.
Inventories	Inventories — All inventories are valued at the lower of average cost or market.
Property, Plant and Equipment
Property, Plant and Equipment — Property, plant and equipment are recorded at historical cost and are depreciated over estimated useful lives using the straight-line method. Buildings and machinery and equipment are depreciated over periods not exceeding 45 years and 20 years, respectively. Assets are evaluated for impairment when conditions indicate that the carrying value may not be recoverable. Such conditions include significant adverse changes in business climate or a plan of disposal. Repairs and maintenance are charged to expense as incurred.

Goodwill and Intangible Assets
Goodwill and Intangible Assets — Goodwill and intangible assets deemed to have indefinite lives are not amortized but rather are tested at least annually for impairment, or when circumstances indicate that the carrying amount of the asset may not be recoverable. Goodwill is tested for impairment at the reporting unit level. A reporting unit is an operating segment or a component of an operating segment. Goodwill is tested for impairment by either performing a qualitative evaluation or a two-step quantitative test. The qualitative evaluation is an assessment of factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. We may elect not to perform the qualitative assessment for some or all reporting units and perform a two-step quantitative impairment test. Fair value is determined based on discounted cash flow analyses. The discounted estimates of future cash flows include significant management assumptions such as revenue growth rates, operating margins, weighted average cost of capital, and future economic and market conditions. If the carrying value of the reporting unit exceeds fair value, goodwill is considered impaired. The amount of the impairment is the difference between the carrying value of the goodwill and the “implied” fair value, which is calculated as if the reporting unit had just been acquired and accounted for as a business combination.
Indefinite-lived intangible assets are tested for impairment by comparing the fair value of the asset to the carrying value. Fair value is determined based on discounted cash flow analyses that include significant management assumptions such as revenue growth rates, weighted average cost of capital, and assumed royalty rates. If the fair value is less than the carrying value, the asset is reduced to fair value.
See Note 6 for information on intangible assets and impairment charges recognized in 2013 and 2015.

Derivative Financial Instruments
Derivative Financial Instruments — We use derivative financial instruments primarily for purposes of hedging exposures to fluctuations in foreign currency exchange rates, interest rates, commodities and equity-linked employee benefit obligations. We enter into these derivative contracts for periods consistent with the related underlying exposures, and the contracts do not constitute positions independent of those exposures. We do not enter into derivative contracts for speculative purposes and do not use leveraged instruments. Our derivative programs include strategies that qualify and strategies that do not qualify for hedge accounting treatment. To qualify for hedge accounting, the hedging relationship, both at inception of the hedge and on an ongoing basis, is expected to be highly effective in achieving offsetting changes in the fair value of the hedged risk during the period that the hedge is designated.
All derivatives are recognized on the balance sheet at fair value. For derivatives that qualify for hedge accounting, on the date the derivative contract is entered into, we designate the derivative as a hedge of the fair value of a recognized asset or liability or a firm commitment (fair-value hedge), a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash-flow hedge), or a hedge of a net investment in a foreign operation. Some derivatives may also be considered natural hedging instruments (changes in fair value act as economic offsets to changes in fair value of the underlying hedged item) and are not designated for hedge accounting.
Changes in the fair value of a fair-value hedge, along with the gain or loss on the underlying hedged asset or liability (including losses or gains on firm commitments), are recorded in current-period earnings. The effective portion of gains and losses on cash-flow hedges are recorded in other comprehensive income (loss), until earnings are affected by the variability of cash flows. If the hedge is no longer effective, all changes in the fair value of the derivative are included in earnings each period until the instrument matures. If a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in other comprehensive income (loss). Any ineffective portion of designated hedges is recognized in current-period earnings. Changes in the fair value of derivatives that are not designated for hedge accounting are recognized in current-period earnings.
Cash flows from derivative contracts are included in Net cash provided by operating activities.

Advertising Production Costs	Advertising Production Costs — Advertising production costs are expensed in the period that the advertisement first takes place or when a decision is made not to use an advertisement.
Research and Development Costs
Research and Development Costs — The costs of research and development are expensed as incurred. Costs include expenditures for new product and manufacturing process innovation, and improvements to existing products and processes. Costs primarily consist of salaries, wages, consulting, and depreciation and maintenance of research facilities and equipment.

Income Taxes
Income Taxes — Deferred tax assets and liabilities are recognized for the future impact of differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Pension and Postretirement Policy
Changes in Accounting Policy — In 2016, we elected to change our method of accounting for the recognition of actuarial gains and losses for defined benefit pension and postretirement plans and the calculation of expected return on pension plan assets. Historically, actuarial gains and losses associated with benefit obligations were recognized in Accumulated other comprehensive loss in the Consolidated Balance Sheets and were amortized into earnings over the remaining service life of participants to the extent that the amounts were in excess of a corridor. Under the new policy, gains and losses will be recognized immediately in our Consolidated Statements of Earnings as of the measurement date, which is our fiscal year end, or more frequently if an interim remeasurement is required. In addition, we will no longer use a market-related value of plan assets, which is an average value, to determine the expected return on assets but rather will use the fair value of plan assets. We believe the new policies will provide greater transparency to ongoing operating results and better reflect the impact of current market conditions on the obligations and assets.
The changes in policy were applied retrospectively to all periods presented. As of July 30, 2012, the cumulative effect of these changes on the opening balance sheet was a $1,017 decrease to Earnings retained in the business, a decrease of $5 to Other current assets, an increase of $16 to Inventories, and a $1,028 increase to Accumulated other comprehensive income. The impacts of the changes in policy to the consolidated financial statements are summarized below:

	as of August 2, 2015 and for the year then ended
	52 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,277	$23	$5,300
Marketing and selling expenses	878	6	884
Administrative expenses	593	8	601
Research and development expenses	113	4	117
Earnings before interest and taxes	1,095	(41)	1,054
Earnings before taxes	990	(41)	949
Taxes on earnings	299	(16)	283
Net earnings	691	(25)	666
Net earnings attributable to Campbell Soup Company	691	(25)	666
Net earnings per share attributable to Campbell Soup Company - Basic	2.21	(0.08)	2.13
Net earnings per share attributable to Campbell Soup Company - Diluted	2.21	(0.08)	2.13
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(324)	$12	$(312)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	(124)	124	—
Reclassification of net actuarial loss included in net earnings	98	(98)	—
Tax benefit (expense)	12	(11)	1
Consolidated Balance Sheets
Inventories	$993	$2	$995
Other current assets	199	(1)	198
Earnings retained in the business	2,494	(740)	1,754
Accumulated other comprehensive (loss) income	(909)	741	(168)
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$691	$(25)	$666
Pension and postretirement benefit expense/(income)	—	118	118
Deferred income taxes	(33)	(16)	(49)
Other, net	94	(73)	21
Inventories	(14)	(4)	(18)
Net cash provided by operating activities	1,182	—	1,182

	as of August 3, 2014 and for the year then ended
	53 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,370	$(73)	$5,297
Marketing and selling expenses	935	(6)	929
Administrative expenses	573	3	576
Research and development expenses	121	1	122
Earnings before interest and taxes	1,192	75	1,267
Earnings before taxes	1,073	75	1,148
Taxes on earnings	347	27	374
Earnings from continuing operations	726	48	774
Net earnings	807	48	855
Net earnings attributable to Campbell Soup Company	818	48	866
Earnings per share from continuing operations attributable to Campbell Soup Company - Basic	2.35	0.15	2.50
Net earnings per share attributable to Campbell Soup Company - Basic	2.61	0.15	2.76
Earnings per share from continuing operations attributable to Campbell Soup Company - Diluted	2.33	0.15	2.48
Net earnings per share attributable to Campbell Soup Company - Diluted	2.59	0.15	2.74
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(12)	$7	$(5)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	(55)	55	—
Reclassification of net actuarial loss included in net earnings	113	(113)	—
Tax benefit (expense)	(19)	20	1
Consolidated Balance Sheets
Inventories	$1,016	$(2)	$1,014
Other current assets	182	1	183
Earnings retained in the business	2,198	(715)	1,483
Accumulated other comprehensive (loss) income	(569)	714	145
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$807	$48	$855
Pension and postretirement benefit expense/(income)	—	58	58
Deferred income taxes	11	27	38
Other, net	118	(109)	9
Inventories	(56)	(24)	(80)
Net cash provided by operating activities	899	—	899

	as of July 28, 2013 and for the year then ended
	52 Weeks
	Previously Reported	Effect of Accounting Change	Recast
Consolidated Statements of Earnings
Cost of products sold	$5,140	$(173)	$4,967
Marketing and selling expenses	947	(68)	879
Administrative expenses	677	(116)	561
Research and development expenses	128	(33)	95
Restructuring charges	51	(4)	47
Earnings before interest and taxes	1,080	394	1,474
Earnings before taxes	955	394	1,349
Taxes on earnings	275	140	415
Earnings from continuing operations	680	254	934
Net earnings	449	254	703
Net earnings attributable to Campbell Soup Company	458	254	712
Earnings per share from continuing operations attributable to Campbell Soup Company - Basic	2.19	.81	3.00
Net earnings per share attributable to Campbell Soup Company - Basic	1.46	.81	2.27
Earnings per share from continuing operations attributable to Campbell Soup Company - Diluted	2.17	.80	2.97
Net earnings per share attributable to Campbell Soup Company - Diluted	1.44	.81	2.25
Consolidated Statements of Comprehensive Income
Foreign currency translation:
Foreign currency translation adjustments	$(95)	$5	$(90)
Pension and other postretirement benefits:
Net actuarial gain (loss) arising during the period	322	(322)	—
Reclassification of net actuarial loss included in net earnings	124	(124)	—
Tax benefit (expense)	(157)	158	1
Consolidated Statements of Cash Flows
Cash flow from operating activities:
Net earnings	$449	$254	$703
Restructuring charges	51	(4)	47
Pension and postretirement benefit expense/(income)	—	(307)	(307)
Deferred income taxes	(171)	140	(31)
Other, net	155	(126)	29
Inventories	(146)	43	(103)
Net cash provided by operating activities	1,019	—	1,019

Fair Value Measurement, Policy
We categorize financial assets and liabilities based on the following fair value hierarchy:

•	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with observable market data.

•	Level 3: Unobservable inputs, which are valued based on our estimates of assumptions that market participants would use in pricing the asset or liability.
Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. When available, we use unadjusted quoted market prices to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, we base fair value upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. Included in the fair value of derivative instruments is an adjustment for credit and nonperformance risk.